Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Revenues
Revenues - third party	$ 209,821,251	$ 169,390,433	$ 95,356,627
Revenues - related party	160,055	1,521,566	1,522,546
Total Net Revenues	209,981,306	170,911,999	96,879,173
Operating Expenses:
Cost of revenues	(203,738,021)	(159,259,496)	(86,404,697)
Fulfillment expenses	(3,699,690)	(3,757,991)	(2,269,768)
Marketing expenses	(8,795,340)	(9,380,401)	(1,027,895)
General and administrative expenses	(5,788,952)	(5,506,614)	(2,063,997)
Total operating expenses	(222,022,003)	(177,904,502)	(91,766,357)
Income (Loss) From Operations	(12,040,697)	(6,992,503)	5,112,816
Other Income (Expenses), net
Interest expense	(117,070)	(92,257)
Investment income (loss)	(29,203)	301,778
Government subsidy income		318,783
Other income (expense), net	235,025	(115,393)	6,106
Other Income, net	88,752	412,911	6,106
Income (loss) Before Income Taxes	(11,951,945)	(6,579,592)	5,118,922
Provision (Benefit) for Income Taxes	(420,164)	(190,516)	1,532,230
Net Income (Loss)	(11,531,781)	(6,389,076)	3,586,692
Less: net income attributable to noncontrolling interest	4,599
Net Income (Loss) Attributable to Ordinary Shareholders of Jowell Global Ltd.	$ (11,536,380)	$ (6,389,076)	$ 3,586,692
Earnings (Loss) Per share – Basic and Diluted (in Dollars per share)	$ (0.39)	$ (0.26)	$ 0.18
Weighted Average Shares Outstanding – Basic and diluted (in Shares)	29,555,551	24,562,248	20,222,976
Net Income (Loss)	$ (11,531,781)	$ (6,389,076)	$ 3,586,692
Other Comprehensive income, net of tax
Foreign currency translation gain (loss)	(2,446,705)	671,219	783,406
Total Comprehensive income	(13,978,486)	(5,717,857)	4,370,098
Less: comprehensive income attributable to non-controlling interest	3,695
Comprehensive Income (Loss) Attributable to Ordinary Shareholders of Jowell Global Ltd.	$ (13,982,181)	$ (5,717,857)	$ 4,370,098